Federated Investors
World-Class Investment Manager

Federated Short-Term Municipal Trust

SEMI-ANNUAL REPORT

December 31, 2000

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Short-Term Municipal Trust for the six-month period ended December 31, 2000. The report begins with an investment review by the fund's portfolio manager, followed by a complete listing of portfolio holdings and the financial statements for the fund's Institutional Shares and Institutional Service Shares.

On behalf of its shareholders, the fund pursues monthly income free from federal regular income tax through a portfolio of high-quality, short-term municipal securities.1

During the six-month reporting period, tax-free dividends paid to shareholders totaled $0.222 per share for Institutional Shares and $0.209 per share for Institutional Service Shares. Total return was 3.34% for Institutional Shares and 3.21% for Institutional Service Shares.2 The net asset value of both share classes increased from $10.03 on the first day of the reporting period to $10.14 on the last day of the reporting period. Fund net assets totaled $179.6 million on December 31, 2000.

Thank you for participating in tax-free income opportunities through Federated Short-Term Municipal Trust. As always, we welcome your questions, comments or suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
February 15, 2001

1 Income may be subject to the federal alternative minimum tax and state and local taxes.

2 Performance quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investment Review

How did the fund perform over the reporting period and one-year period from an income and total return perspective?

For the six-month reporting period ended December 31, 2000, Federated Short-Term Municipal Trust produced non-annualized total returns of 3.34% for the Institutional Shares (IS) and 3.21% for the Institutional Service Shares (SS). For the 12-month period ended December 31, 2000, the fund produced total returns of 5.10% (IS) and 4.84% (SS).1 These one-year total returns are equivalent to pre-tax equivalent returns of 8.05% for (IS), and 7.62% (SS) for investors in the highest federal tax bracket of 39.6%.

Although attractive compared to money market funds2 and short-term tax-exempt instruments, the fund is nonetheless managed predominately for tax-exempt income, with the goal of limited fluctuation of principal value. Accordingly, the largest contribution to total return will typically consist of tax-exempt income to the shareholder. At the end of the reporting period, the fund produced 30-day SEC yields3 of 4.46% (IS) and 4.21% (SS) and 30-day distribution rates4 of 4.41% (IS) and 4.16% (SS). These distribution rates are equivalent to taxable equivalent distribution rates of 7.30% (IS) and 6.89% (SS) for investors in the highest federal tax bracket.

1 For the five-year and ten-year periods ended December 31, 2000, IS produced average annual total returns of 3.98% and 4.44%, respectively. For the five-year and since-inception (9-1-93) periods, SS produced average annual total returns of 3.72% and 3.73%, respectively.

2 Money market funds seek to maintain a share value of $1.00, unlike the fund, whose shares will fluctuate in value.

3 The 30-day SEC Yield is calculated by dividing the net investment income per share for the 30 days ended on the date of calculation by the maximum offering price per share on that date. The figure is then compounded and annualized.

4 The 30-day distribution rate reflects actual distributions made to shareholders. It is calculated by dividing the monthly annualized dividend plus short-term capital gains, if any, by the average 30-day offering price.

What factors drove the short-term municipal bond market over the reporting period?

The short-term municipal market continued to perform well, taking its cue from the treasury market and the significant decline in short-term interest rates over the reporting period. Increased equity market volatility, a limited supply of municipal bonds, bond friendly economic reports, and a shift in market expectations regarding Federal Reserve Board (the "Fed") interest rate policy provided the market with the fuel to post good numbers relative to the domestic equity markets. Strong demand from retail investors, combined with limited new issuance of municipal bonds, helped support municipal price performance. In November and December, the market began to recognize that the Fed's next move would likely be a series of rate cuts and that the risks of recession, not inflation, were of future concern. Interest rates fell rapidly in these months and bond prices moved upward sharply. In early January, shortly after the reporting period ended, the Fed did surprise the market with a 50 basis point inter-meeting federal funds rate cut, setting the stage for a follow-up cut later in January.

What accounted for the fund's performance?

The fund's performance was driven by the rally in non-callable high quality and insured bonds with good structural characteristics. Credit spreads in the health care sector have stabilized, but still have not recovered from the significant widening that occurred over the past year or two. The most important factor that impacted the market was a reduction in the amount of bonds issued in 2000 relative to 1999, a decline of approximately 15%. Fewer bonds and stronger demand for the diversification that municipals offer relative to equities were key drivers of market performance.

In the fourth quarter, management also lengthened the duration of the fund by 0.75 years, to 2.45 years, to take advantage of the price appreciation on short-intermediate bonds as well as lock in a yield advantage versus the direct market.5 The fund's average maturity and duration reflect our positive outlook on interest rates and the potential for further price appreciation if interest rates continue to decline. Over the period, the fund's net asset value moved upward, rising from $10.03 per share to $10.14 per share, an increase of 1.1%.

What is your outlook for municipal bonds and the fund?

The technical market conditions are still in place for the municipal bond market to continue its streak of good performance relative to other fixed-income asset classes. Supply is expected to remain low relative to demand. Demand from retail is expected to remain strong. Investors have found that diversification into fixed income can pay off handsomely in volatile equity market environments, and municipals are the fixed-income asset class of choice for high net worth individuals. With interest rates likely to fall on the front end of the yield curve, we expect that this will benefit the fund, giving it a potential advantage versus direct market securities in addition to diversification. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

5 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

Portfolio of Investments

December 31, 2000 (unaudited)

Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--99.5%[2]
	Alabama--6.2%
$1,000,000	Alabama State Docks Department, Docks Facilities Refunding Revenue Bonds, 5.25% (MBIA INS), 10/1/2001	AAA		$1,009,410
1,428,502	Birmingham, AL, Fire Equipment Lease Obligation No. 2, 5.60%, 11/5/2004	NR		1,433,558
4,000,000	Huntsville, AL, UT GO Warrants, 5.375%, 12/1/2003	NR		4,020,880
1,275,000	Lauderdale County & Florence, AL Health Care Authority, Revenue Bonds (Series 2000A) 5.50% (Coffee Health Group), 7/1/2006	AAA		1,338,151
1,190,000	Lauderdale County & Florence, AL Health Care Authority, Revenue Bonds (Series 2000A) 5.50% (Coffee Health Group), 7/1/2005	AAA		1,241,241
2,000,000	Mobile, AL IDB, (Series 1994 A) 5.20% TOBs (International Paper Co.), Optional Tender 6/1/2001	BBB+		2,000,320

	TOTAL			11,043,560

	Alaska--0.7%
1,260,000	Anchorage, AK, UT GO Bonds (Series B) 5.00% (FGIC INS), 12/1/2003	AAA		1,289,320

	Arizona--1.7%
3,000,000	Arizona State Transportation Board, Transportation Excise Tax Revenue Bonds (Series 2000) 5.00% (Maricopa County Regional Area Road Fund), 7/1/2003	AA		3,064,740

	Arkansas--0.6%
1,130,000	Arkansas Development Finance Authority, SFM Revenue Bonds (Series 1997A-R) 6.50% (MBIA INS), 2/1/2011	AAA		1,151,210

	California--1.9%
3,345,000	San Bernardino County, CA, SFM Revenue Bonds Mortgage-Backed Securities Program, 4.875%, 5/1/2015	AAA		3,347,509

Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Colorado--1.2%
$790,000	Colorado HFA, SFM Revenue Bond (Series C-1) 7.65%, 12/1/2025	Aa2		$840,046
380,000	Colorado HFA, Single Family Program Senior Bonds (Series 1998C-2) 4.50%, 11/1/2005	Aaa2		377,469
200,000	Colorado HFA, Single Family Program Subordinate Bonds (Series 1998B) 4.625%, 11/1/2005	A1		197,602
650,000	Denver City & County, CO, Airport Special Facilities Revenue Bonds (Series 1999A) 5.00% (Rental Car Projects)/(MBIA INS), 1/1/2001	AAA		650,026

	TOTAL			2,065,143

	Connecticut--1.1%
2,000,000	Connecticut State Resource Recovery Authority, Resource Recovery Refunding Revenue Bonds, 5.25% (Bridgeport Resco Co.), 1/1/2002	A+		2,018,800

	District of Columbia--2.4%
3,000,000	District of Columbia, Refunding UT GO Bonds (Series 1999B) 5.50%, 6/1/2001	BBB		3,014,970
1,200,000	District of Columbia, Revenue Bonds (Series 1999) 5.30% TOBs (819 7th Street, LLC Issue)/(BB & T Corp., LOC), Mandatory Tender 10/1/2004	A		1,201,512

	TOTAL			4,216,482

	Florida--0.7%
1,215,000	Florida Housing Finance Corp., Homeowner Mortgage Revenue Bonds (Series 2) 4.75% (MBIA INS), 7/1/2019	AAA		1,205,098

	Georgia--1.1%
2,000,000	Crisp County, GA Development Authority, (Series B) 5.35% TOBs (International Paper Co.)/(International Paper Co., GTD) 9/1/2001	BBB+		2,000,880

	Hawaii--2.9%
5,000,000	Hawaii State, UT GO Bonds (Series CN) 6.25% (FGIC INS), 3/1/2002	AAA		5,124,300

Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Illinois--7.2%
$1,585,000	Broadview, IL Tax Increment Financing Revenue Bonds, 4.40%, 7/1/2002	NR		$1,571,844
935,000	Chicago, IL SFM Revenue Bonds (Series A-1) 4.85% (GNMA COL), 3/1/2015	Aaa		934,467
1,030,000	Illinois Health Facilities Authority, Revenue Bonds (Series 1998) 5.25% (Centegra Health System), 9/1/2003	A-		1,025,489
1,000,000	Illinois Health Facilities Authority, Revenue Refunding Bonds (Series A) 4.80% (Advocate Health Care Network)/(Original Issue Yield: 4.90%), 8/15/2002	AA		1,001,450
2,000,000	Illinois Health Facilities Authority, Revenue Refunding Bonds (Series A) 5.00% (Advocate Health Care Network), 8/15/2003	AA		2,012,340
1,000,000	Illinois State, UT GO Bonds (First Series of December 2000) 5.50%, 12/1/2004	AA		1,045,970
2,000,000	Illinois State, UT GO Bonds (Series 2000) 5.25%, 8/1/2003	AA		2,052,660
3,050,000	Will & Kendall Counties, IL Community Consolidated School District No. 202, UT GO Bonds, 5.50%, 12/30/2007	AAA		3,270,241

	TOTAL			12,914,461

	Indiana--2.8%
3,900,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 1996A) 4.75% (Clarian Health Partners, Inc.)/(Original Issue Yield: 4.85%), 2/15/2002	AA		3,915,288
1,020,000	Indiana State HFA, SFM Revenue Bonds (Series C-3) 4.75%, 1/1/2029	Aaa		1,021,316

	TOTAL			4,936,604

	Kansas--1.9%
815,000	Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1998 A-1) 4.70% (GNMA Home Mortgage Program COL), 12/1/2008	Aaa		814,650
1,865,000	Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1998 A-1) 5.00% (GNMA Home Mortgage Program COL), 6/1/2013	Aaa		1,870,036
730,000	Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-2) 4.90% (GNMA Home Mortgage Program COL), 6/1/2016	Aaa		732,482

	TOTAL			3,417,168

Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Louisiana--8.4%
$2,200,000	Lake Charles, LA Harbor & Terminal District, Port Facilities Revenue Refunding Bond, Trunkline Lining Co Project, 7.75% (Panhandle Eastern Corp.), 8/15/2022	A3		$2,340,558
1,970,000	Louisiana Agricultural Finance Authority, Revenue Bonds, 5.20% (Louisiana Pacific Corporation Project)/(Hibernia National Bank LOC), 5/1/2004	A3		1,978,845
2,710,000	Louisiana PFA, Health & Education Capital Facilities Revenue Bonds (Series A) 5.00% TOBs (AMBAC INS), Mandatory Tender 6/1/2002	AAA		2,727,994
2,000,000	Louisiana State Energy & Power Authority, Refunding Revenue Bonds (Series 2000) 5.25% (Rodemacher Unit No. 2 Project), 1/1/2003	AAA		2,041,720
1,500,000	Louisiana State Offshore Term Authority, Deepwater Port Refunding Revenue Bonds (Series 1992B) 6.00% (Loop, Inc.), 9/1/2001	A		1,516,635
2,500,000	St. Charles Parish, LA, PCR Refunding Bonds (Series 1999-C) 5.35% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 10/1/2003	BBB-		2,505,475
2,000,000	St. Charles Parish, LA, PCR Refunding Revenue Bonds (Series 1999A) 4.85% TOBs (Entergy Louisiana, Inc.), Mandatory Tender 6/1/2002	BBB-		1,992,880

	TOTAL			15,104,107

	Massachusetts--1.3%
2,495,000	Massachusetts HEFA, Revenue Bonds (Series 1999A) 5.25% (Caritas Christi Obligated Group), 7/1/2004	BBB		2,401,762

	Michigan--4.8%
1,000,000	Detroit, MI, Self-Insurance LT GO Bonds (Series 1995A) 5.70% (Original Issue Yield: 5.75%), 5/1/2002	BBB+		1,015,550
2,500,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.25% (Clean Water Revolving Fund), 10/1/2007	AAA		2,641,550
925,000	Michigan State Hospital Finance Authority, Hospital Revenue & Refunding Bonds (Series 1998A) 4.60% (Hackley Hospital Obligated Group), 5/1/2003	A3		905,372
1,005,000	Michigan State Hospital Finance Authority, Hospital Revenue & Refunding Bonds (Series 1998A) 4.70% (Hackley Hospital Obligated Group), 5/1/2004	A3		977,041
Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Michigan--continued
$1,265,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A) 5.50% (Trinity Healthcare Credit Group), 12/1/2003	AA-		$1,286,581
1,000,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A) 5.50% (Trinity Healthcare Credit Group), 12/1/2004	AA-		1,022,380
820,000	Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A) 4.40% (McLaren Health Care Corp.)/(Original Issue Yield: 4.45%), 6/1/2004	A1		796,720

	TOTAL			8,645,194

	Mississippi--0.6%
520,000	Mississippi Home Corp., SFM Revenue Bonds (Series 1998A-4) 5.125% (GNMA Home Mortgage Program COL), 12/1/2017	Aaa		521,711
560,000	Mississippi Home Corp., SFM Bonds (Series 1998A) 5.25% (GNMA Home Mortgage Program COL), 12/1/2018	AAA		562,369

	TOTAL			1,084,080

	Missouri--2.9%
1,500,000	Missouri Highways & Transportation Commission, State Road Bonds (Series 2000A) 5.25%, 2/1/2005	AA		1,561,695
1,500,000	Missouri Highways & Transportation Commission, State Road Bonds (Series 2000A) 5.25%, 2/1/2006	AA		1,572,480
2,000,000	Springfield, MO State Highway Improvement Corp., Transportation Revenue Bonds (Series 1997) 5.25% (AMBAC INS), 8/1/2001	AAA		2,014,860

	TOTAL			5,149,035

	New Hampshire--1.6%
3,000,000	New Hampshire Business Finance Authority, PCR Refunding Bonds, 4.55% TOBs (United Illuminating Co.), Mandatory Tender 2/1/2004	BBB+		2,940,270

	New Jersey--1.1%
2,000,000	Cumberland County, NJ Utilities Authority, Project Notes (Series 2000) 5.375%, 1/1/2002	NR		2,013,980

Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	New Mexico--1.0%
$1,820,000	Santa Fe Solid Waste Management Agency, NM, Facility Revenue Bonds (Series 1996) 5.00%, 6/1/2003	NR		$1,834,360

	New York--6.9%
4,000,000	New York City, NY, UT GO Bonds (Series 1991B) 7.50% (Original Issue Yield: 7.70%), 2/1/2003	A		4,197,160
1,000,000	New York City, NY, UT GO Bonds (Series D) 5.00%, 8/1/2006	A		1,035,670
1,000,000	New York City, NY, UT GO Bonds (Series E) 5.00%, 8/1/2007	A		1,038,300
2,855,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds (Series 71) 4.75%, 10/1/2021	Aa1		2,845,464
1,000,000	New York State Thruway Authority, Highway and Bridge Transportation Fund Revenue Bonds (Series B-1) 5.50% (MBIA INS), 4/1/2004	AAA		1,043,590
1,065,000	Niagara Falls, NY, City School District, Certificates of Participation (Series 1998) 5.50%, 6/15/2001	BBB-		1,070,229
1,185,000	Niagara Falls, NY, City School District, Certificates of Participation (Series 1998) 5.625%, 6/15/2003	BBB-		1,214,732

	TOTAL			12,445,145

	North Carolina--2.8%
3,000,000	North Carolina Eastern Municipal Power Agency, Revenue Refunding Bonds (Series C) 5.125% (Original Issue Yield: 5.25%), 1/1/2003	BBB		3,025,830
2,015,000	North Carolina HFA, SFM Revenue Bonds (Series 1997TT) 4.90%, 9/1/2024	AA		2,017,962

	TOTAL			5,043,792

	Ohio--5.0%
3,000,000	Hamilton County, OH, Local Cooling Facilities Revenue Bonds (Series 1998) 4.90% TOBs (Trigen-Cinergy Solutions of Cincinnati LLC)/(Cinergy Corp. GTD), Mandatory Tender 6/1/2004	BBB+		2,948,520
1,610,000	Knox County, OH, Hospital Facilities Revenue Refunding Bonds (Series 1998) 4.20% (Knox Community Hospital)/(Asset Guaranty INS)/(Original Issue Yield: 4.30%), 6/1/2003	AA		1,600,259
Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Ohio--continued
$1,750,000	Knox County, OH, Hospital Facilities Revenue Refunding Bonds (Series 1998) 4.30% (Knox Community Hospital)/(Asset Guaranty INS)/(Original Issue Yield: 4.40%), 6/1/2004	AA		$1,738,677
855,000	Ohio HFA, Residential Mortgage Revenue Bonds (Series 1997D-1) 4.85% (GNMA Home Mortgage Program COL), 3/1/2015	Aaa		857,078
1,865,000	Ohio HFA, Residential Mortgage Revenue Bonds (Series 1998A-1) 4.60% (GNMA Home Mortgage Program COL), 9/1/2026	AAA		1,862,650

	TOTAL			9,007,184

	Oklahoma--4.0%
3,860,000	Oklahoma HFA, SFM Revenue Bonds (Series 1998D-2) 6.25% (GNMA Home Mortgage Program COL), 9/1/2029	Aaa		4,036,518
2,000,000	Tulsa, OK Municipal Airport, Transportation Refunding Revenue Bonds (Series 2000A) 5.80% TOBs (American Airlines, Inc.), Mandatory Tender 12/1/2004	BBB-		2,006,220
1,055,000	Washington County, OK Medical Authority, Hospital Revenue Bonds (Series 1996A) 4.75% (Jane Phillips Medical Center)/(AMBAC INS)/(Original Issue Yield: 4.90%), 11/1/2001	AAA		1,060,845

	TOTAL			7,103,583

	Pennsylvania--5.4%
5,000,000	Montgomery County, PA, IDA PCR Refunding Bonds (Series 1999A) 5.20% TOBs (Peco Energy Co.), Mandatory Tender 10/1/2004	BBB+		5,019,850
1,500,000	Pennsylvania EDFA, Resource Recovery Refunding Revenue Bonds (Series B) 6.75% (Northampton Generating), 1/1/2007	BBB-		1,519,500
3,095,838	Philadelphia, PA Municipal Authority, Equipment Revenue Bonds (Series 1997A) 5.297% (Philadelphia, PA Gas Works)/(AMBAC INS), 10/1/2004	AAA		3,190,230

	TOTAL			9,729,580

Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Rhode Island--1.6%
$950,000	Central Falls Detention Facility Corporation, RI, Detention Facility Revenue Refunding Bonds (Series 1998A) 4.10% (Donald W. Wyatt Detention Facility)/(Asset Guaranty INS), 1/15/2003	AA		$943,863
990,000	Central Falls Detention Facility Corporation, RI, Detention Facility Revenue Refunding Bonds (Series 1998A) 4.20% (Donald W. Wyatt Detention Facility)/(Asset Guaranty INS), 1/15/2004	AA		983,030
1,035,000	Central Falls Detention Facility Corporation, RI, Detention Facility Revenue Refunding Bonds (Series 1998A) 4.30% (Donald W. Wyatt Detention Facility)/(Asset Guaranty INS), 1/15/2005	AA		1,028,200

	TOTAL			2,955,093

	Tennessee--3.5%
1,995,000	Metropolitan Government Nashville & Davidson County, TN HEFA, Refunding Revenue Bonds (Series B) 4.50% (Vanderbilt University), 10/1/2005	AA		2,021,733
2,085,000	Metropolitan Government Nashville & Davidson County, TN HEFA, Refunding Revenue Bonds (Series B) 4.50% (Vanderbilt University), 10/1/2006	AA		2,113,898
2,180,000	Metropolitan Government Nashville & Davidson County, TN HEFA, Refunding Revenue Bonds (Series B) 4.50% (Vanderbilt University), 10/1/2007	AA		2,208,384

	TOTAL			6,344,015

	Texas--7.1%
5,000,000	Alliance Airport Authority Inc., TX, Special Facilities Revenue Bonds, 7.50% (American Airlines, Inc.)/(Original Issue Yield: 8.00%), 12/1/2029	BBB-		5,105,100
2,000,000	Brazos River Authority, TX, (Series 1995B) 5.50% TOBs (Texas Utilities Electric Co.), Mandatory Tender 6/19/2001	BBB		2,002,960
1,000,000	Brazos River Authority, TX, Revenue Refunding Bonds (Series 1999C) 5.20% TOBs (Reliant Energy, Inc.), Mandatory Tender 12/1/2002	BBB		1,006,130
1,500,000	Harris County, TX HFDC, Hospital Revenue Bonds (Series 1997A) 5.25% (Memorial Hospital System), 6/1/2002	AAA		1,521,105
Principal Amount		Credit Rating	[1]	Value
	SHORT-INTERMEDIATE MUNICIPAL SECURITIES--continued[2]
	Texas--continued
$2,070,000	Lewisville, TX, Combination Contract Revenue & Special Assessment Bonds (Series 1997) 4.95% TOBs (Wells Fargo Bank, N.A. LOC)/(PRF), Mandatory Tender 11/1/2001	AAA		$2,116,306
1,000,000	Matagorda County, TX, Navigation District Number One, PCR Refunding Bonds (Series 1999A) 4.90% TOBs (Central Power & Light Co.), Mandatory Tender 11/1/2001	BBB+		997,820

	TOTAL			12,749,421

	Washington--6.4%
1,155,000	Clark County, WA Public Utilities District No. 001, Generating System Revenue Refunding Bonds (Series 2000) 5.50%, 1/1/2005	AAA		1,207,876
2,065,000	Clark County, WA Public Utilities District No. 001, Generating System Revenue Refunding Bonds (Series 2000) 5.50%, 1/1/2006	AAA		2,176,014
1,430,000	Lewis County, WA Public Utility District No. 001, Revenue Bonds, 7.00% (Cowlitz Falls Hydro Project)/(United States Treasury GTD)/(Original Issue Yield: 7.125%), 10/1/2022	AA-		1,489,960
1,000,000	Port of Seattle, WA, Revenue Bonds (Series 1992B) 6.10% (Original Issue Yield: 6.25%), 11/1/2001	AA-		1,015,000
1,310,000	Spokane, WA, Refunding UT GO Bonds, 5.50%, 12/15/2007	AAA		1,403,272
1,680,000	Tacoma, WA, Solid Waste Utility Revenue Refunding Bonds (Series 1997B) 5.50% (AMBAC INS), 12/1/2002	AAA		1,722,521
2,500,000	Washington State Public Power Supply System, Revenue Refunding Bonds (Nuclear Project No. 2)/(Series 1997B) 5.50%, 7/1/2003	AA-		2,571,425

	TOTAL			11,586,068

	West Virginia--0.8%
1,500,000	Cabell County, WV Board of Education, Refunding UT GO Bonds, 6.00%, 5/1/2001	A+		1,509,420

	Wisconsin--1.9%
3,335,000	Wisconsin HEFA, Revenue Bonds (Series 1997) 4.70% (Marshfield Clinic, WI)/(MBIA INS)/(Original Issue Yield: 4.85%), 2/15/2002	AAA		3,355,043

	TOTAL SHORT-INTERMEDIATE MUNICIPAL SECURITIES (IDENTIFIED COST $178,576,176)			178,796,407

Principal Amount		Credit Rating	[1]	Value
	SHORT-TERM MUNICIPALS--4.3%
	Idaho--1.3%
$2,400,000	Boise, ID Industrial Development Corp., Multi-Mode Variable Rate IDRBs (Series 1998) Weekly VRDNs (Multiquip Inc. Project)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	A-2		$2,400,000

	Indiana--1.7%
1,000,000	Portage, IN, Revenue Bonds (Series 1998B) Weekly VRDNs (American Iron Oxide Co. Project)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	A-2		1,000,000
2,000,000	Spencer County, IN, PCR Bonds Weekly VRDNs (American Iron Oxide Co. Project)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	VMIG1		2,000,000

	TOTAL			3,000,000

	New Mexico--0.6%
1,000,000	New Mexico State Hospital Equipment Loan Council, Revenue Bonds (Series 2000A) VRDNs (Presbyterian Healthcare Services)	NR		1,000,000

	New York--0.4%
800,000	New York City, NY, IDA, Revenue Bonds Daily VRDNs (Nippon Cargo Airlines Co.)/(Industrial Bank of Japan Ltd., Tokyo LOC)	A-2		800,000

	North Carolina--0.3%
500,000	Brunswick County, NC Industrial Facilities and Pollution Control Financing Authority, (Series 1998) Weekly VRDNs (Turnage Properties LLC)/(Centura Bank, Rocky Mount, NC LOC)	A-2		500,000

	TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $7,700,000)			7,700,000

	TOTAL INVESTMENTS (IDENTIFIED COST $186,276,176)[3]			$186,496,407

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Securities that are subject to alternate minimum tax represent 26.4% of the portfolio as calculated based upon total portfolio market value.

3 The cost of investments for federal tax purposes amounts to $186,276,176. The net unrealized appreciation of investments on a federal tax basis amounts to $220,231, which is comprised of $832,971 appreciation and $612,740 depreciation at December 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($179,613,451) at December 31, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Company
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
PFA	--Public Facility Authority
PRF	--Prerefunded
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

December 31, 2000 (unaudited)

Assets:
Total investments in securities, at value (identified cost $186,276,176)		$186,496,407
Income receivable		2,423,614
Receivable for investments sold		520,000
Receivable for shares sold		270,021

TOTAL ASSETS		189,710,042

Liabilities:
Payable for investments purchased	$8,384,804
Payable for shares redeemed	1,028,539
Payable to bank	23,172
Income distribution payable	658,053
Accrued expenses	2,023

TOTAL LIABILITIES		10,096,591

Net assets for 17,713,598 shares outstanding		$179,613,451

Net Assets Consist of:
Paid in capital		$184,574,514
Net unrealized appreciation of investments		220,231
Accumulated net realized loss on investments		(5,181,294)

TOTAL NET ASSETS		$179,613,451

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$166,017,544 ÷ 16,372,795 shares outstanding		$10.14

Institutional Service Shares:
$13,595,907 ÷ 1,340,803 shares outstanding		$10.14

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended December 31, 2000 (unaudited)

Investment Income:
Interest			$4,470,026

Expenses:
Investment adviser fee		$369,935
Administrative personnel and services fee		78,138
Custodian fees		7,352
Transfer and dividend disbursing agent fees and expenses		31,443
Directors'/Trustees' fees		5,879
Auditing fees		7,271
Legal fees		1,888
Portfolio accounting fees		36,359
Distribution services fee--Institutional Service Shares		20,952
Shareholder services fee--Institutional Shares		210,258
Shareholder services fee--Institutional Service Shares		20,952
Share registration costs		21,122
Printing and postage		11,883
Insurance premiums		787
Miscellaneous		3,609

TOTAL EXPENSES		827,828

Waivers:
Waiver of investment adviser fee	$(138,366)
Waiver of distribution services fee--Institutional Service Shares	(20,235)
Waiver of shareholder services fee--Institutional Shares	(210,258)
Waiver of shareholder services fee--Institutional Service Shares	(717)

TOTAL WAIVERS		(369,576)

Net expenses			458,252

Net investment income			4,011,774

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(264,470)
Net change in unrealized appreciation of investments			2,176,218

Net realized and unrealized gain on investments			1,911,748

Change in net assets resulting from operations			$5,923,522

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 12/31/2000	Year Ended 6/30/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,011,774	$8,919,954
Net realized loss on investments	(264,470)	(691,348)
Net change in unrealized appreciation/depreciation of investments	2,176,218	(2,742,133)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,923,522	5,486,473

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,666,963)	(8,158,890)
Institutional Service Shares	(344,811)	(761,064)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,011,774)	(8,919,954)

Share Transactions:
Proceeds from sale of shares	30,867,460	64,398,153
Net asset value of shares issued to shareholders in payment of distributions declared	1,414,466	3,915,035
Cost of shares redeemed	(40,913,275)	(102,539,677)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(8,631,349)	(34,226,489)

Change in net assets	(6,719,601)	(37,659,970)

Net Assets:
Beginning of period	186,333,052	223,993,022

End of period	$179,613,451	$186,333,052

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended June 30,
	12/31/2000	2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$10.03	$10.20	$10.29	$10.26	$10.24	$10.28
Income From Investment Operations:
Net investment income	0.22	0.43	0.44	0.44	0.44	0.43
Net realized and unrealized gain (loss) on investments	0.11	(0.17)	(0.09)	0.03	0.02	(0.04)

TOTAL FROM INVESTMENT OPERATIONS	0.33	0.26	0.35	0.47	0.46	0.39

Less Distributions:
Distributions from net investment income	(0.22)	(0.43)	(0.44)	(0.44)	(0.44)	(0.43)

Net Asset Value, End of Period	$10.14	$10.03	$10.20	$10.29	$10.26	$10.24

Total Return[2]	3.34%	2.65%	3.39%	4.68%	4.59%	3.82%

Ratios to Average Net Assets:

Expenses	0.47%[3]	0.47%	0.47%	0.47%	0.46%	0.47%

Net investment income	4.36%[3]	4.29%	4.21%	4.28%	4.30%	4.14%

Expense waiver/reimbursement[4]	0.40%[3]	0.37%	0.37%	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$166,018	$172,051	$202,226	$184,903	$210,169	$189,467

Portfolio turnover	34%	31%	19%	33%	50%	20%

1 For the year ended June 30, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended June 30,
	12/31/2000	2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$10.03	$10.20	$10.29	$10.26	$10.24	$10.28
Income From Investment Operations:
Net investment income	0.21	0.41	0.41	0.42	0.42	0.40
Net realized and unrealized gain (loss) on investments	0.11	(0.17)	(0.09)	0.03	0.02	(0.04)

TOTAL FROM INVESTMENT OPERATIONS	0.32	0.24	0.32	0.45	0.44	0.36

Less Distributions:
Distributions from net investment income	(0.21)	(0.41)	(0.41)	(0.42)	(0.42)	(0.40)

Net Asset Value, End of Period	$10.14	$10.03	$10.20	$10.29	$10.26	$10.24

Total Return[2]	3.21%	2.39%	3.13%	4.41%	4.33%	3.56%

Ratios to Average Net Assets:

Expenses	0.72%[3]	0.72%	0.72%	0.72%	0.71%	0.72%

Net investment income	4.11%[3]	4.03%	3.97%	4.05%	4.05%	3.90%

Expense waiver/reimbursement[4]	0.40%[3]	0.37%	0.37%	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$13,596	$14,282	$21,767	$11,367	$6,758	$6,209

Portfolio turnover	34%	31%	19%	33%	50%	20%

1 For the year ended June 30, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

December 31, 2000 (unaudited)

ORGANIZATION

Federated Short-Term Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide dividend income which is exempt from federal regular income tax. The Fund pursues this investment objective by investing in a portfolio of municipal securities with a dollar-weighted average maturity of less than three years.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Short-term securities are valued according to the mean between bid and ask prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividends and distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

The Fund will adopt the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums and discounts on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums or discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

At June 30, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $4,523,602 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2001	$ 25,213

2003	1,189,491

2004	2,597,123

2005	170,193

2008	541,582

Additionally, net capital losses of $605,569 attributable to security transactions incurred after October 31, 1999 are treated as arising on the first day of the next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 12/31/ 2000		Year Ended 6/30/2000
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,965,465	$19,823,330	5,958,081	$60,203,652
Shares issued to shareholders in payment of distributions declared	124,253	1,252,460	340,221	3,431,156
Shares redeemed	(2,862,275)	(28,859,520)	(8,987,138)	(90,695,806)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(772,557)	$(7,783,730)	(2,688,836)	$(27,060,998)

	Six Months Ended 12/31/2000		Year Ended 6/30/2000
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,096,637	$11,044,130	414,521	$4,194,501
Shares issued to shareholders in payment of distributions declared	16,072	162,006	47,973	483,879
Shares redeemed	(1,195,182)	(12,053,755)	(1,174,199)	(11,843,871)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(82,473)	$(847,619)	(711,705)	$(7,165,491)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(855,030)	$(8,631,349)	(3,400,541)	$(34,226,489)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, distribution and shareholder services fees, and extraordinary expenses) exceed 0.45% of average daily net assets of the Fund.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntarily waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Funds will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended on December 31, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $34,214,440 and $57,729,830, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended December 31, 2000, were as follows:

Purchases	$59,702,697

Sales	$59,891,414

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Short-Term Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 313907107
Cusip 313907206

8020108 (2/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.